Spinoff of Subsidiary	9 Months Ended
Sep. 30, 2025
Spinoff Of Subsidiary
Spinoff of Subsidiary

Note 11 – Spinoff of Subsidiary

On August 15, 2025, the Company effected the spinoff of its wholly owned subsidiary, Down 2 Fish Charters, LLC, to the original seller (a related party) as a result of defaulting on the promissory note executed as part of the original acquisition of Down2fish. In connection with the spinoff, the Company transferred all assets and liabilities of the subsidiary to the related party.

Assets Transferred:
Marine Operating Equipment	$125,967
Commercial Fishing License	26,000
Total Assets	151,967

Liabilities Transferred:
Cash Overdraft	(879)
Accounts Payable	(1,200)
Related-Party Payables	(52,187)
Related-Party Notes Payable	(60,644)
Notes Payable	(115,341)
Total Liabilities	(230,251)

Net (Gain)/Loss on Spinoff of Subsidiary	$(78,284)

The spinoff transaction resulted in the transfer of net liabilities of $78,284, which was recorded as a gain on spinoff of subsidiary and is reported within Other Income and Expense in the accompanying statement of operations for the three and nine months ended September 30, 2025. No cash consideration was received by the Company in connection with the spinoff.